FIRST TRUST PORTFOLIOS L.P.
                             120 EAST LIBERTY DRIVE
                            WHEATON, ILLINOIS 60187




                               November 10, 2020



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4


                                  Re: FT 8988
                    (File No. 333-249008) (CIK No. 1820322)


Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter
serves  to  certify  that  the  most  recent  amendment  to   the registration
statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on November 6, 2020.

                                           Very truly yours,
                                           FT 8988, Registrant

                                           /s/ First Trust Portfolios L.P.

                                           By: FIRST TRUST PORTFOLIOS L.P.,
                                               Depositor